Invesco Dynamic Credit Opportunity Fund

Based upon its review of the copies of all such filings received by it, Invesco Dynamic Credit Opportunity Fund believes that, during the fiscal year ended February 28, 2023, all filing requirements applicable to its Reporting Persons were met except that a Form 3 report covering initial statement of beneficial ownership of the Fund’s Shares by Benjamin Gruder was not filed in a timely manner.